Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Other Borrowings [Abstract]
Assets pledged as collateral with FRB

	2016	2015
Commercial loans	$16,380	$19,696
Commercial real estate loans	39,230	37,702
	$55,610	$57,398